Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$ 297,528	$ 295,896	$ 283,784
Other accruals	471,761	442,030	430,924
Postretirement Benefits Other than Pensions [Member]
Benefit obligation:
Balances at beginning of year	315,572	300,526	264,802
Service cost	3,495	3,532	3,391
Interest cost	15,580	16,066	15,695
Actuarial losses (gains)	(3,965)	11,067	34,241
Benefits paid	(13,887)	(15,619)	(17,603)
Balances at end of year	316,795	315,572	300,526
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	(297,528)	(295,896)	(283,784)
Other accruals	(19,267)	(19,676)	(16,742)
Total	(316,795)	(315,572)	(300,526)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(45,567)	(52,037)	(42,274)
Prior service costs	983	1,640	2,296
Total recognized in Cumulative other comprehensive loss	$ (44,584)	$ (50,397)	$ (39,978)
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.40%	5.10%	5.50%
Health care cost trend rate - pre-65	8.00%	7.50%	8.00%
Health care cost trend rate - post-65	8.00%	7.50%	8.00%
Prescription drug cost increases	8.00%	8.00%	9.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	5.10%	5.50%	6.10%
Health care cost trend rate - pre-65	7.50%	8.00%	7.50%
Health care cost trend rate - post-65	7.50%	8.00%	7.50%
Prescription drug cost increases	8.00%	9.00%	9.00%